Label	Element	Value
Joint ventures [member] | Oil Products Segment [Member]
Percentage of entity's revenue	ifrs-full_PercentageOfEntitysRevenue	29.00%
Percentage of entity's revenue	ifrs-full_PercentageOfEntitysRevenue	26.00%
Percent Of Entity's Purchases	shel_PercentOfEntitysPurchases	16.00%
Percent Of Entity's Purchases	shel_PercentOfEntitysPurchases	16.00%